Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value Through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	$ 5,288,996	$ 176,830	$ 7,898,458
Current	4,127,566	137,999	7,262,227
Non-current	1,161,430	38,831	636,231
Financial liabilities held for trading	973,571	32,550	36,655
Private-placement convertible bonds [member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL			100,496
Quoted ordinary shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	3,460,123	115,685	5,151,255
Open-end mutual funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	662,290	22,143	581,800
Forward Exchange Contract [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	104,308	3,487	32,070
Financial liabilities held for trading	110,990	3,711	7,597
Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	56,561	1,891	1,557,714
Financial liabilities held for trading	862,581	28,839	29,058
Call option [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	24,556	821
Call option [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	24,556	821
Unquoted preferred shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	377,440	12,619	275,000
Private-placement funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	$ 603,718	$ 20,184	$ 200,123